Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 20, 2011	Dec. 31, 2017	Dec. 31, 2016	Aug. 16, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available for sale		$ 17,300	$ 16,800
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage			18.50%
Available-for-sale securities, current portion		500	$ 400
Fair Value, Discount Amount, Available for sales securities		$ 2,900	3,100
Payment to option holder, percentage of EBITDA		1.00%
Contingent consideration, liability for payments to option holder, current		$ 800	900
Contingent consideration, liability for payments to option holder, noncurrent		2,100	2,200
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, gross		20,500
Investment available for sale		$ 17,752	17,259
Debt security, interest rate		7.50%
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available for sale		$ 17,752	$ 17,259
Kansas Star
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payment to option holder, percentage of EBITDA	1.00%
Senior Notes | 8.375% Senior Notes due 2018 | Peninsula
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated interest rate				8.375%
Available-for-sale Securities [Member] | Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage		9.60%	10.30%
Contingent Payments | Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage		9.20%